Share-based plans - Care Coordination stock incentive plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sound subsidiary stock incentive plan
Share-based payment transaction
Compensation costs	€ 0	€ 0	€ 87,157